Insurance contract liabilities - Disclosure of composition of contract adjustments with passage of time (Detail) - Technical Reserves for Insurance Premium [Member] - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Details Of Composition Of Contract Adjustments With Passage Of Time [Line Items]
Composition of the adjustments due to time passage	S/ 200,100	S/ 976,303	S/ (677,812)
Interest Rate Effect [Member]
Disclosure Details Of Composition Of Contract Adjustments With Passage Of Time [Line Items]
Composition of the adjustments due to time passage	332,536	1,001,073	(750,794)
Age Insured Population Effect [Member]
Disclosure Details Of Composition Of Contract Adjustments With Passage Of Time [Line Items]
Composition of the adjustments due to time passage	(190,109)	(79,733)	(143,677)
Effect by mortality table change, Note 3.6 [Member]
Disclosure Details Of Composition Of Contract Adjustments With Passage Of Time [Line Items]
Composition of the adjustments due to time passage			144,777
Inflation And Other Effects [Member]
Disclosure Details Of Composition Of Contract Adjustments With Passage Of Time [Line Items]
Composition of the adjustments due to time passage	57,673	54,963	71,882
Technical Reserves for Insurance Premium [Member]
Disclosure Details Of Composition Of Contract Adjustments With Passage Of Time [Line Items]
Composition of the adjustments due to time passage	200,100	976,303	(677,812)
Annuities [Member]
Disclosure Details Of Composition Of Contract Adjustments With Passage Of Time [Line Items]
Composition of the adjustments due to time passage	162,654	823,644	(753,536)
Annuities [Member] | Interest Rate Effect [Member]
Disclosure Details Of Composition Of Contract Adjustments With Passage Of Time [Line Items]
Composition of the adjustments due to time passage	333,761	1,001,073	(750,794)
Annuities [Member] | Age Insured Population Effect [Member]
Disclosure Details Of Composition Of Contract Adjustments With Passage Of Time [Line Items]
Composition of the adjustments due to time passage	(257,549)	(168,154)	(187,386)
Annuities [Member] | Effect by mortality table change, Note 3.6 [Member]
Disclosure Details Of Composition Of Contract Adjustments With Passage Of Time [Line Items]
Composition of the adjustments due to time passage			144,777
Annuities [Member] | Inflation And Other Effects [Member]
Disclosure Details Of Composition Of Contract Adjustments With Passage Of Time [Line Items]
Composition of the adjustments due to time passage	52,279	54,963	71,882
Annuities [Member] | Technical Reserves for Insurance Premium [Member]
Disclosure Details Of Composition Of Contract Adjustments With Passage Of Time [Line Items]
Composition of the adjustments due to time passage	128,491	887,882	(721,521)
Life insurance contracts [member]
Disclosure Details Of Composition Of Contract Adjustments With Passage Of Time [Line Items]
Composition of the adjustments due to time passage	110,102	122,416	69,720
Life insurance contracts [member] | Age Insured Population Effect [Member]
Disclosure Details Of Composition Of Contract Adjustments With Passage Of Time [Line Items]
Composition of the adjustments due to time passage	110,102	122,416	69,720
Life insurance contracts [member] | Technical Reserves for Insurance Premium [Member]
Disclosure Details Of Composition Of Contract Adjustments With Passage Of Time [Line Items]
Composition of the adjustments due to time passage	110,102	122,416	69,720
General Insurance
Disclosure Details Of Composition Of Contract Adjustments With Passage Of Time [Line Items]
Composition of the adjustments due to time passage	(35,167)	(34,950)	(26,269)
General Insurance | Age Insured Population Effect [Member]
Disclosure Details Of Composition Of Contract Adjustments With Passage Of Time [Line Items]
Composition of the adjustments due to time passage	(35,167)	(34,950)	(26,269)
General Insurance | Technical Reserves for Insurance Premium [Member]
Disclosure Details Of Composition Of Contract Adjustments With Passage Of Time [Line Items]
Composition of the adjustments due to time passage	(35,167)	(34,950)	(26,269)
SCTR
Disclosure Details Of Composition Of Contract Adjustments With Passage Of Time [Line Items]
Composition of the adjustments due to time passage	(3,326)	955	258
SCTR | Interest Rate Effect [Member]
Disclosure Details Of Composition Of Contract Adjustments With Passage Of Time [Line Items]
Composition of the adjustments due to time passage	(1,225)
SCTR | Age Insured Population Effect [Member]
Disclosure Details Of Composition Of Contract Adjustments With Passage Of Time [Line Items]
Composition of the adjustments due to time passage	(7,495)	955	258
SCTR | Inflation And Other Effects [Member]
Disclosure Details Of Composition Of Contract Adjustments With Passage Of Time [Line Items]
Composition of the adjustments due to time passage	5,394
SCTR | Technical Reserves for Insurance Premium [Member]
Disclosure Details Of Composition Of Contract Adjustments With Passage Of Time [Line Items]
Composition of the adjustments due to time passage	S/ (3,326)	S/ 955	S/ 258